Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of reconciliation of earnings used to calculate earnings per share explanatory

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Earnings attributable to owners of the parent	3,959	1,859	6,666
Coupon on perpetual hybrid bonds	(29)	(29)	(60)
Tax on coupon on perpetual hybrid bonds	7	6	11
Earnings	3,937	1,836	6,617

Summary of earnings per share calculations
Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2023
– Earnings	£m	3,937	3,937	4,062	4,062	3,980	3,980
– Shares	m	2,229	2,237	2,229	2,237	2,229	2,237
– Per share	p	176.6	176.0	182.2	181.6	178.6	177.9
Six months to 30 June 2022
– Earnings	£m	1,836	1,836	3,806	3,806	2,968	2,968
– Shares	m	2,262	2,273	2,262	2,273	2,262	2,273
– Per share	p	81.2	80.8	168.3	167.4	131.2	130.6
Year ended 31 December 2022
– Earnings	£m	6,617	6,617	8,420	8,420	7,499	7,499
– Shares	m	2,256	2,267	2,256	2,267	2,256	2,267
– Per share	p	293.3	291.9	373.2	371.4	332.4	330.8

Adjusted earnings per share explanatory
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 29 to 32):

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	pence	pence	pence
Diluted earnings per share	176.0	80.8	291.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3.6	5.5	9.6
Effect of Brazil excise and VAT cases	(5.3)	—	(17.1)
Effect of disposal of subsidiaries	—	—	(0.3)
Effect of planned disposal of subsidiaries	0.7	42.0	26.4
Effect of charges in respect of DOJ and OFAC investigations	3.0	—	19.9
Effect of charges in respect of Nigerian FCCPC case	—	—	3.5
Effect of restructuring and integration costs	—	12.7	28.9
Effect of other adjusting items	1.9	21.9	5.2
Effect of adjusting items in net finance costs	0.6	1.5	1.2
Effect of associates’ adjusting items	0.7	2.7	4.1
Effect of adjusting items in respect of deferred taxation	0.4	0.3	(1.9)
Adjusted diluted earnings per share	181.6	167.4	371.4
Impact of translational foreign exchange	(5.3)	—	—
Adjusted diluted earnings per share translated at 2022 exchange rates	176.3	167.4	371.4

Disclosure of headline earnings loss explanatory
Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	pence	pence	pence
Diluted earnings per share	176.0	80.8	291.9
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	3.0	8.8	15.5
Effect of losses on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(0.4)	(0.1)	(0.7)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax)	—	40.9	23.7
Effect of foreign exchange reclassification from reserves to the income statement	—	0.6	0.3
Issue of shares and change in shareholding of an associate	(0.7)	(0.4)	0.1
Diluted headline earnings per share	177.9	130.6	330.8

Disclosure of reconciliation of earnings to headline earnings explanatory

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Earnings	3,937	1,836	6,617
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	199	352
Effect of losses on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(8)	(2)	(16)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax)	(1)	929	538
Effect of foreign exchange reclassification from reserves to the income statement	—	14	5
Issue of shares and change in shareholding of an associate	(16)	(8)	3
Headline earnings	3,980	2,968	7,499